Income Taxes - Schedule of Provision for Income Taxes on Income from Continuing Operations (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal					$ 3	$ 1	$ 6
Foreign					313	333	127
State and local					0	0	0
Current provision for income taxes, total					316	334	133
Deferred:
Federal					(85)	(5)	(2)
Foreign					171	(45)	(8)
State and local					0	0	0
Deferred provision for income taxes, total			$ 6	$ (17)	86	(50)	(10)
Provision for income taxes	$ 92	$ 77	$ 178	$ 310	$ 402	$ 284	$ 123